Cover	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	DEFA14A
Amendment Flag	true
Amendment Description	To correct Company cumulative TSR and Peer Group cumulative TSR in Pay versus Performance section of proxy form DEF 14A filed with the SEC on March 24, 2023.
Entity Information [Line Items]
Entity Registrant Name	Meritage Homes Corporation
Entity Central Index Key	0000833079